Share Capital - Summary of Warrants (Details)	12 Months Ended
Mar. 31, 2018 CAD ($) shares
Disclosure Of Warrants [Line Items]
Exercise of warrants | shares	(207,297)
Number of whole warrants, Ending Balance | shares	18,912,012
Exercise of warrants	$ 3.72
Average Exercise Price of Warrants, Ending Balance	12.96
Exercise of warrants	(1,113,000)
Warrant value, Ending Balance	$ 70,454,000
R Trees
Disclosure Of Warrants [Line Items]
rTrees acquisition | shares	242,408
rTrees acquisition	$ 3.83
rTrees acquisition	$ 1,302,000
Warrant expiration date	April 30, 2018
Greenstar investment
Disclosure Of Warrants [Line Items]
Greenstar equity investment - net of warrant issue cost | shares	18,876,901
Greenstar equity investment - net of warrant issue cost	$ 12.98
Greenstar equity investment - net of warrant issue cost	$ 70,265,000
Warrant expiration date	May 1, 2020